Note 46 - Provisions or reversal provisions (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Provisions or reversal of provisions Abstract
Pensions and other post employment defined benefit obligations		€ 210,000,000	€ 213,000,000		€ 125,000,000
Commitments and guarantees given	[1]	192,000,000	96,000,000		(27,000,000)
Pending legal issues and tax litigation		208,000,000	171,000,000		135,000,000
Other Provisions Or Reversal Provisions		136,000,000	133,000,000		162,000,000
Total Provisions		€ 746,000,000	€ 614,000,000	[2]	€ 395,000,000	[2]

[1]	(* ) In 2020, the amount of commitments and guarantees given includes the negative impact of the update of the macroeconomic scenario following the COVID-19 pandemic (see Notes 1.5 and 7.2).
[2]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).